SEGMENT INFORMATION (Schedule of Revenue by Geographical Area Based on Location of Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers	$ 92,965	$ 101,980	$ 90,435
Inter-segment revenue	0	0	0
Total revenue	92,965	101,980	90,435
Americas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers	67,249	77,688	64,045
Inter-segment revenue	49,059	59,304	39,563
Total revenue	116,308	136,992	103,608
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers	25,716	24,292	26,390
Inter-segment revenue	2,517	1,095	1,629
Total revenue	28,233	25,387	28,019
Other [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers	0	0	0
Inter-segment revenue	0	0	0
Total revenue	0	0	0
Eliminations [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers	0	0	0
Inter-segment revenue	(51,576)	(60,399)	(41,192)
Total revenue	$ (51,576)	$ (60,399)	$ (41,192)